Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information
Segment Information
16	Segment Information

Based on the criteria established by ASC 280 “Segment Reporting”, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s CODM in deciding how to allocate resources and assess performance.

The Group operates in several principal geographical areas. The Group’s CODM evaluates the Group’s financial information and resources and assesses the performance of these resources on a consolidated basis. The Group concluded that it operates as one reportable segment.

The CODM uses loss from operations, which is the primary measurement, and gross profit to assess the overall performance by comparing loss from operations and gross profit to historical results. The CODM does not regularly review total assets as total assets are not used to assess performance or allocate resources.

The following table presents revenues, cost of revenues, gross profit and loss from operations by reportable segment:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Net revenues	27,111	50,692	95,601
Cost of revenues	(6,322)	(11,164)	(24,944)
Gross profit	20,789	39,528	70,657
Operating expenses:
Sales and marketing expenses(1)	(23,488)	(33,271)	(61,985)
Product development expenses(1)	(2,909)	(3,453)	(5,423)
General and administrative expenses(1)	(7,145)	(9,916)	(16,347)
Share-based compensation expenses	(910)	(934)	(1,331)
Total operating expenses	(34,452)	(47,574)	(85,086)
Loss from operations	(13,663)	(8,046)	(14,429)
Interest income	165	229	358
Other (expenses)/income, net	(1,416)	771	(1,545)
Income tax expenses	(118)	(276)	(1,242)
Net loss	(15,032)	(7,322)	(16,858)
(1)	Total depreciation and amortization expenses of a single segment were US$99, US$137 and US$434, respectively, for the years ended December 31, 2023, 2024 and 2025.

16	Segment Information (Continued)

The following table summarizes primary long-lived assets of the Group by geographical location:

	Right-of-use assets
	As of December 31,
	2024	2025
	US$	US$
Asia-Pacific region	2,657	2,520
Other areas	231	691
Total	2,888	3,211

	Property and equipment, net
	As of December 31,
	2024	2025
	US$	US$
Asia-Pacific region	120	812
Other areas(1)	243	1,186
Total	363	1,998

(1)Including US$1,186 of the EMEA region as of December 31,2025.